INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019
Equity Method Investment [Roll Forward]
Balance at December 31, 2019	$ 21,483
Dividend received from associated companies	(450)	$ (150)
Loss on disposal of equity method investments	(32)
Share of income / (loss)	(2,532)
Balance at June 30, 2020	$ 18,469
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	10.00%				0.00%
Equity Method Investment [Roll Forward]
Balance at December 31, 2019	$ 0
Dividend received from associated companies	0
Loss on disposal of equity method investments	0
Share of income / (loss)	782
Balance at June 30, 2020	$ 782
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	17.50%		17.50%	17.80%	17.87%
Equity Method Investment [Roll Forward]
Balance at December 31, 2019	$ 19,557
Dividend received from associated companies	0
Loss on disposal of equity method investments	(32)
Share of income / (loss)	(3,327)
Balance at June 30, 2020	$ 16,198
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	50.00%				50.00%
Equity Method Investment [Roll Forward]
Balance at December 31, 2019	$ 1,027
Dividend received from associated companies	(450)
Loss on disposal of equity method investments	0
Share of income / (loss)	(41)
Balance at June 30, 2020	$ 536
Seateam Management Pte. Ltd ("Seateam")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	22.19%				22.19%
Equity Method Investment [Roll Forward]
Balance at December 31, 2019	$ 899
Dividend received from associated companies	0
Loss on disposal of equity method investments	0
Share of income / (loss)	54
Balance at June 30, 2020	$ 953
Capesize Chartering Ltd ("CCL")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	25.00%				25.00%